13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 12/31/2004
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2004

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 57
From 13F Information Table Value Total (USD):  178,639,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

21st Century Ins Gp	COM	90130N103	141	10400	SH		Sole
3m Company		COM	604059105	315	3833	SH		Sole
Abbott Labs		COM	002824100	1136	24341	SH		Sole
Aflac Inc.		COM	001055102	4294	107784	SH		Sole
American Express	COM	025816109	8331	147795	SH		Sole
American Int'l Group	COM	026874107	18089	275459	SH		Sole
Anheuser Busch		COM	035229103	3445	67915	SH		Sole
Bank Of Amer		COM	060505104	412	8771	SH		Sole
Beckman Coulter Inc	COM	075811109	3240	48365	SH		Sole
Berkshire Hathaway	COM	084670991	1670	19	SH		Sole
Berkshire Hathaway B	COM	084670207	14266	4859	SH		Sole
Chevron Texaco		COM	166764100	328	6238	SH		Sole
Chubb			COM	171232101	294	3820	SH		Sole
Citigroup Inc		COM	172967101	3324	68995	SH		Sole
Coca-Cola		COM	191216100	2607	62606	SH		Sole
Colgate Palmolive	COM	194162103	6805	133017	SH		Sole
Comcast Corp A		COM	200300200	12717	387053	SH		Sole
Costco Wholesale	COM	22160K105	6110	126205	SH		Sole
Diageo (guinness)	COM	25243q205	4967	85812	SH		Sole
Disney			COM	254687106	1555	55949	SH		Sole
Dupont			COM	263534109	221	4507	SH		Sole
Emerson Electric	COM	291011104	1183	16870	SH		Sole
Encana Corp		COM	292505104	347	6088	SH		Sole
Exxon Mobil		COM	302290101	2747	53590	SH		Sole
Fannie Mae		COM	313586109	6280	88191	SH		Sole
Fidelity Nat'l FinancialCOM	316326107	371	8122	SH		Sole
Freddie Mac		COM	313400301	1896	25732	SH		Sole
General Electric	COM	369604103	11667	319648	SH		Sole
Gillette		COM	375766102	1599	35701	SH		Sole
Glowpoint		COM	379887102	62	40100	SH		Sole
Golden Eagle Int'l	COM	380961102	4	100000	SH		Sole
Home Depot		COM	437076102	1024	23950	SH		Sole
I.B.M.			COM	459200101	544	5513	SH		Sole
J.P. Morgan Chase	COM	616880100	276	7072	SH		Sole
Johnson & Johnson	COM	478160104	2818	44432	SH		Sole
Laboratory Corp		COM	50540R409	9632	193345	SH		Sole
Mercury General Corp	COM	589400100	3340	55737	SH		Sole
Microsoft		COM	594918104	460	17220	SH		Sole
Moody's Corp		COM	615369105	1423	16385	SH		Sole
Nestle Sa Rep Adr	COM	641069406	275	4200	SH		Sole
Nutrition 21 Inc	COM	67069V108	16	16000	SH		Sole
Pepsico Inc.		COM	713448108	1979	37904	SH		Sole
Pfizer			COM	717081103	9692	360431	SH		Sole
Procter & Gamble	COM	742718109	1566	28438	SH		Sole
Rayonier Inc		COM	754907103	306	6249	SH		Sole
Royal Bk Of Scotland 	COM			215	6404	SH		Sole
Royal Dutch Petr.	COM	780257804	694	12089	SH		Sole
Schering-Plough		COM	806605101	235	11238	SH		Sole
Time Warner Inc		COM	887315109	9125	469145	SH		Sole
United Technologies	COM	913017109	2276	22023	SH		Sole
Ust Inc Com		COM	902911106	962	20000	SH		Sole
Viacom Inc Cl B		COM			2080	57146	SH		Sole
Washington Post		COM	939640108	962	978	SH		Sole
Wells Fargo & Co.	COM	949746101	1889	30394	SH		Sole
Wesco Financial		COM	950817106	1737	4420	SH		Sole
Wr Berkley Corp		COM	084423102	4429	93895	SH		Sole
Wyeth/Amer Home  	COM	026609107	263	6165	SH		Sole